Business Acquisitions - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - Other acquisitions $ in Millions	12 Months Ended
Feb. 28, 2017 USD ($)
Assets Purchased
Acquired technology	$ 4.5
Goodwill	0.5
Consideration
Future post-combination employment expense	$ 5.0